RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Cash Flows (Details) - USD ($)
	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	$ (22,421,596)	$ (12,224,975)	$ (16,611,425)	$ (4,345,724)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	$ (51,257,996)	$ (22,689,705)	$ (34,515,754)	$ (20,710,446)
Loss on extinguishment of debt	$ (3,265,002)			(1,303,969)	(10,293,834)		(10,293,834)	(10,138,337)	(11,597,803)	(20,504,307)	0
Changes in operating assets and liabilities: Accrued expenses						524,487	1,702,104	1,149,974	1,976,187	$ 2,108,562	116,001
Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss on extinguishment of debt								$ (1,682,641)
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)				(4,377,522)	(12,687,388)	(5,700,653)	(18,388,041)		(22,765,563)		(20,706,384)
Loss on extinguishment of debt				(1,339,017)	(10,346,108)		(10,346,108)		(11,685,125)
Changes in operating assets and liabilities: Accrued expenses						520,042	1,693,890		1,964,723		111,939
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)				31,797	48,505	(4,445)	44,060		75,857		(4,062)
Loss on extinguishment of debt				35,048	$ 52,274		52,274		87,322
Changes in operating assets and liabilities: Accrued expenses						$ 4,445	$ 8,214		11,464		$ 4,062
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)				$ (4,345,725)					$ (22,689,706)